UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21823

Pioneer Series Trust V
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Global Equity Fund

NQ | November 30, 2018

Ticker Symbols: Class A GLOSX Class C GCSLX Class K PGEKX Class R PRGEX Class Y PGSYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCKS - 97.9% of Net Assets
	Aerospace & Defense - 1.8%
325,436	BAE Systems Plc	$2,043,979
18,990	Thales SA	2,334,329
	Total Aerospace & Defense	$4,378,308
	Auto Components - 2.5%
59,300	Aisin Seiki Co., Ltd.	$2,345,136
96,800	Bridgestone Corp.	3,921,262
	Total Auto Components	$6,266,398
	Banks - 12.7%
534,279	Abu Dhabi Commercial Bank PJSC	$1,142,645
240,690	Bank of America Corp.	6,835,596
9,737,300	Bank Rakyat Indonesia Persero Tbk PT	2,475,971
10,843,500	Bank Tabungan Negara Persero Tbk PT	2,034,849
49,222	BNP Paribas SA	2,476,416
400,551	First Abu Dhabi Bank PJSC	1,484,109
204,709	ING Groep NV	2,489,384
51,970	JPMorgan Chase & Co.	5,778,544
1,314,100	Mitsubishi UFJ Financial Group, Inc.	7,163,899
	Total Banks	$31,881,413
	Capital Markets - 3.5%
182,388	Blackstone Group LP	$6,151,948
61,144	Morgan Stanley	2,714,182
	Total Capital Markets	$8,866,130
	Chemicals - 0.8%
36,232	DowDuPont, Inc.	$2,096,021
	Total Chemicals	$2,096,021
	Construction Materials - 1.2%
103,911	CRH Plc	$2,854,057
	Total Construction Materials	$2,854,057
	Consumer Finance - 3.9%
138,758	Discover Financial Services	$9,893,446
	Total Consumer Finance	$9,893,446
	Diversified Telecommunication Services - 4.3%
342,785	AT&T, Inc.	$10,708,603
	Total Diversified Telecommunication Services	$10,708,603
	Electrical Equipment - 2.2%
415,700	Mitsubishi Electric Corp.	$5,485,733
	Total Electrical Equipment	$5,485,733
	Electronic Equipment, Instruments & Components - 2.9%
51,011	CDW Corp.	$4,727,700
263,400	Sunny Optical Technology Group Co., Ltd.	2,565,372
	Total Electronic Equipment, Instruments & Components	$7,293,072
	Entertainment - 1.7%
11,284(a)	Electronic Arts, Inc.	$948,646
65,860(a)	iQIYI, Inc. (A.D.R.)	1,337,617
68,408	Viacom, Inc.	2,111,071
	Total Entertainment	$4,397,334
	Equity Real Estate Investment Trusts (REITS) - 0.9%
12,206	Simon Property Group, Inc.	$2,266,532
	Total Equity Real Estate Investment Trusts (REITS)	$2,266,532
	Food & Staples Retailing - 3.2%
15,600	Sundrug Co., Ltd.	$528,175
89,153	Walgreens Boots Alliance, Inc.	7,548,584
	Total Food & Staples Retailing	$8,076,759
	Health Care Providers & Services - 2.1%
35,960(a)	Laboratory Corp. of America Holdings	$5,237,214
	Total Health Care Providers & Services	$5,237,214
	Hotels, Restaurants & Leisure - 1.0%
120,500	KOMEDA Holdings Co., Ltd.	$2,514,158
	Total Hotels, Restaurants & Leisure	$2,514,158
	Insurance - 2.0%
30,479	Progressive Corp.	$2,020,453
18,028	Willis Towers Watson Plc	2,874,565
	Total Insurance	$4,895,018
	Interactive Media & Services - 3.6%
2,631(a)	Alphabet, Inc., Class A	$2,919,489
2,659(a)	Alphabet, Inc., Class C	2,910,089
15,347(a)	Baidu, Inc. (A.D.R.)	2,889,533
	Total Interactive Media & Services	$8,719,111
	Internet & Direct Marketing Retail - 1.6%
138,610(a)	eBay, Inc.	$4,137,509
	Total Internet & Direct Marketing Retail	$4,137,509
	IT Services - 1.7%
17,407	Accenture Plc	$2,863,799
11,281	Visa, Inc.	1,598,630
	Total IT Services	$4,462,429
Shares		Value
	Leisure Products - 0.2%
1,742,000	Goodbaby International Holdings, Ltd.	$623,288
	Total Leisure Products	$623,288
	Machinery - 0.6%
12,246	Stanley Black & Decker, Inc.	$1,602,389
	Total Machinery	$1,602,389
	Metals & Mining - 2.7%
227,442	Antofagasta Plc	$2,322,476
72,745	Nucor Corp.	4,394,525
	Total Metals & Mining	$6,717,001
	Oil, Gas & Consumable Fuels - 9.3%
81,974	Energy Transfer LP	$1,194,361
25,379	Marathon Petroleum Corp.	1,653,695
484,534	Rosneft Oil Co. PJSC (G.D.R.)	3,060,962
248,017	Royal Dutch Shell Plc	7,492,935
176,084	TOTAL SA	9,791,871
	Total Oil, Gas & Consumable Fuels	$23,193,824
	Pharmaceuticals - 9.4%
339,383	GlaxoSmithKline Plc	$7,022,978
82,245	Novartis AG	7,502,233
194,652	Pfizer, Inc.	8,998,762
	Total Pharmaceuticals	$23,523,973
	Real Estate Management & Development - 0.6%
463,846(a)	Vinhomes JSC (144A)	$1,547,404
	Total Real Estate Management & Development	$1,547,404
	Road & Rail - 1.0%
24,299	Kansas City Southern	$2,504,012
	Total Road & Rail	$2,504,012
	Semiconductors & Semiconductor Equipment - 3.4%
36,755(a)	Advanced Micro Devices, Inc.	$782,882
108,462(a)	Micron Technology, Inc.	4,182,295
481,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,512,040
	Total Semiconductors & Semiconductor Equipment	$8,477,217
	Software - 6.1%
101,947	Microsoft Corp.	$11,304,903
79,734	Oracle Corp.	3,887,830
	Total Software	$15,192,733
	Technology Hardware, Storage & Peripherals - 4.6%
63,707	Apple, Inc.	$11,376,796
	Total Technology Hardware, Storage & Peripherals	$11,376,796
	Textiles, Apparel & Luxury Goods - 1.6%
287,000	ANTA Sports Products, Ltd.	$1,309,553
82,706	Moncler S.p.A.	2,701,343
	Total Textiles, Apparel & Luxury Goods	$4,010,896
	Trading Companies & Distributors - 2.9%
12,791(a)	AerCap Holdings NV	$676,260
55,804(a)	United Rentals, Inc.	6,536,322
	Total Trading Companies & Distributors	$7,212,582
	Wireless Telecommunication Services - 1.9%
2,190,834	Vodafone Group Plc	$4,714,571
	Total Wireless Telecommunication Services	$4,714,571
	TOTAL COMMON STOCKS
	(Cost $241,269,076)	$245,125,931
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.6% of Net Assets
1,500,000(b)	U.S. Treasury Bills, 12/11/18	$1,499,283
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $1,499,096)	$1,499,283
	TEMPORARY CASH INVESTMENTS - 0.8% of Net Assets
	COMMERCIAL PAPER - 0.8%
640,000	Federation des Caisses Desjardins du Quebec, 2.16%, 12/3/18	$639,883
640,000	Natixis NY, 2.16%, 12/3/18	639,883
640,000	Prudential Funding LLC, 2.15%, 12/3/18	639,881
		$1,919,647
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $1,919,770)	$1,919,647
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $244,687,942)(c)	$248,544,861
	OTHER ASSETS AND LIABILITIES - 0.7%	$1,840,193
	NET ASSETS - 100.0%	$250,385,054

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2018, the value of these securities amounted to $1,547,404, or 0.6% of net assets.

(a)	Non-income producing security.
(b) (c)
Security issued with a zero coupon. Income is recognized through accretion of discount.
Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	57.0%
Japan	8.9
United Kingdom	6.8
France	5.9
Netherlands	4.0
China	3.6
Switzerland	3.0
Ireland	2.6
Indonesia	1.8
Taiwan	1.4
Russia	1.2
Italy	1.1
United Arab Emirates	1.1
Other (individually less than 1%)	1.6
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$–	$4,378,308	$–	$4,378,308
Auto Components	–	6,266,398	–	6,266,398
Banks	12,614,140	19,267,273	–	31,881,413
Construction Materials	–	2,854,057	–	2,854,057
Electrical Equipment	–	5,485,733	–	5,485,733
Electronic Equipment, Instruments & Components	4,727,700	2,565,372	–	7,293,072
Food & Staples Retailing	7,548,584	528,175	–	8,076,759
Hotels, Restaurants & Leisure	–	2,514,158	–	2,514,158
Leisure Products	–	623,288	–	623,288
Metals & Mining	4,394,525	2,322,476	–	6,717,001
Oil, Gas & Consumable Fuels	2,848,056	20,345,768	–	23,193,824
Pharmaceuticals	8,998,762	14,525,211	–	23,523,973
Real Estate Management & Development	–	1,547,404	–	1,547,404
Semiconductors & Semiconductor Equipment	4,965,177	3,512,040	–	8,477,217
Textiles, Apparel & Luxury Goods	–	4,010,896	–	4,010,896
Wireless Telecommunication Services	–	4,714,571	–	4,714,571
All Other Common Stocks	103,567,859	–	–	103,567,859
U.S. Government and Agency Obligations	–	1,499,283	–	1,499,283
Commercial Paper	–	1,919,647	–	1,919,647
Total Investments in Securities	$149,664,803	$98,880,058	$–	$248,544,861

During the three months ended November 30, 2018, there were no transfers between Levels 1, 2 and 3.

Pioneer High Income Municipal Fund

NQ | November 30, 2018

Ticker Symbols: Class A PIMAX Class C HICMX Class Y HIMYX

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 98.6%
	DEBTOR IN POSSESSION FINANCING - 1.9% of Net Assets
	Building Materials - 1.9%
3,125,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/31/16 (144A)	$3,125,000
3,275,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 7/30/17 (144A)	3,275,000
1,600,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 9/10/17 (144A)	1,600,000
2,000,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/31/17 (144A)	2,000,000
1,046,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	1,046,000
3,275,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 3/29/19 (144A)	3,275,000
	Total Building Materials	$14,321,000
	TOTAL DEBTOR IN POSSESSION FINANCING
	(Cost $14,321,000)	$14,321,000
	MUNICIPAL BONDS - 96.7% of Net Assets (a)
	Alaska - 0.7%
5,150,000	Northern Tobacco Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/46	$4,835,696
	Total Alaska	$4,835,696
	Arizona - 3.1%
3,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$2,917,920
8,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	8,188,960
4,000,000	City of Phoenix, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	4,063,400
1,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.0%, 5/1/34	1,057,330
3,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.25%, 5/1/44	3,165,150
675,000(b)	County of Pima, Industrial Development Authority, Legacy Traditional School Project, 8.5%, 7/1/39	699,982
490,000(b)	County of Pima, Industrial Development Authority, Paradise Education Center Project, 6.0%, 6/1/40	499,834
1,000,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/47 (144A)	1,069,830
1,000,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/52 (144A)	1,066,170
	Total Arizona	$22,728,576
	California - 10.3%
5,165,000	California County Tobacco Securitization Agency, Asset-Backed, Gold Country Funding Corp., 5.25%, 6/1/46	$4,973,740
1,215,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County, Series A, 5.6%, 6/1/36	1,215,583
5,880,000	California County Tobacco Securitization Agency, Asset-Backed, Merced County, Series A, 5.25%, 6/1/45	5,892,936
4,660,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.125%, 6/1/38	4,670,252
2,385,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.25%, 6/1/45	2,390,247
1,300,000	California Municipal Finance Authority, John Adams Academics Project, 5.25%, 10/1/45	1,301,833
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	517,885
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,631,779
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 6.0%, 7/1/42	6,623,442
2,975,000(b)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,468,612
305,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	312,558
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	860,959
1,475,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	1,533,366
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,043,250
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,503,452
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,759,649
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,534,677
1,900,000(b)	California Statewide Communities Development Authority, Lancer Educational Student, Series A, 7.5%, 6/1/42	1,954,872
315,559(c)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	3
5,810,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	5,824,641
9,300,000	Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/47	8,918,514
7,000,000	Golden State Tobacco Securitization Corp., Series A-2, 5.0%, 6/1/47	6,700,190
2,500,000(d)	Pittsburg Unified School District Financing Authority, 9/1/41 (AGM Insured)	962,825
1,925,000(d)	Pittsburg Unified School District Financing Authority, 9/1/42 (AGM Insured)	707,611
4,395,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	4,386,078
	Total California	$75,688,954
	Colorado - 3.5%
2,345,000(b)(e)	Castle Oaks Metropolitan District No. 3, 5.5%, 12/1/45	$2,566,720
2,860,000(b)(e)	Castle Oaks Metropolitan District No. 3, 6.25%, 12/1/44	3,172,026
Principal Amount USD ($)		Value
	Colorado - (continued)
2,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$2,512,320
5,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	6,308,700
2,000,000(e)	Copperleaf Metropolitan District No. 2, 5.75%, 12/1/45	2,074,460
2,840,000(e)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,781,950
1,500,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	1,576,920
500,000(e)	Leyden Rock Metropolitan District No. 10, Series B, 7.25%, 12/15/45	479,015
1,700,000(e)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	1,702,567
1,500,000(e)	Promenade Castle Rock Metropolitan District No. 1, Series A, 5.75%, 12/1/39	1,549,155
1,250,000(e)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,193,863
	Total Colorado	$25,917,696
	Connecticut - 0.4%
2,885,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	$2,963,212
	Total Connecticut	$2,963,212
	District of Columbia - 0.1%
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$758,616
	Total District of Columbia	$758,616
	Florida - 1.0%
5,000,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	$5,445,900
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/43	500,605
750,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/53	734,265
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.25%, 7/1/48	508,410
	Total Florida	$7,189,180
	Hawaii - 0.1%
1,000,000(b)	State of Hawaii Department of Budget & Finance, 15 Craigside Project, Series A, 9.0%, 11/15/44	$1,065,630
	Total Hawaii	$1,065,630
	Illinois - 5.3%
1,000,000	Chicago Board of Education, 5.75%, 4/1/35	$1,120,560
2,010,000	Chicago Board of Education, 6.0%, 4/1/46	2,273,893
2,035,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/33	2,070,226
315,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/41	311,182
1,205,000(e)	Chicago Board of Education, Series A, 5.5%, 12/1/39	1,220,882
1,000,000(e)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,155,180
8,000,000(e)	Chicago Board of Education, Series B, 6.5%, 12/1/46	8,865,920
3,250,000(e)	Chicago Board of Education, Series D, 5.0%, 12/1/31	3,320,817
4,713,653(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	3,972,761
2,634,795(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	75,329
526,959	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	154,794
526,959(d)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	89,636
1,050,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28	1,073,730
4,780,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38	5,124,638
6,850,000	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	6,379,405
1,685,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,580,968
	Total Illinois	$38,789,921
	Indiana - 10.0%
1,750,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$1,675,012
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	1,838,360
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	1,818,220
3,500,000	City of Crown Point, Wittenberg Village Project, Series A, 8.0%, 11/15/39	3,575,635
2,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	2,443,394
700,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.125%, 1/1/32	683,361
4,565,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.35%, 1/1/38	4,426,863
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,296,496
5,325,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	5,430,648
1,230,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,242,448
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,088,680
500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.1%, 1/1/32 (144A)	486,955
4,390,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,269,890
2,050,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	2,075,646
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,550,829
4,560,000	City of Terre Haute, Silver Birch Terre Haute Project, 5.35%, 1/1/38	4,422,014
4,000,000(b)	County of Vigo, Hospital Authority, Union Hospitals, Inc., 8.0%, 9/1/41	4,610,320
2,100,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	1,976,394
3,420,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	3,227,215
8,580,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	8,755,804
8,000,000	Town of Plainfield IN Multifamily Housing Revenue, Glasswater Creek Project, 5.375%, 9/1/38	7,776,560
	Total Indiana	$73,670,744
	Kansas - 1.5%
400,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/33	$407,436
Principal Amount USD ($)		Value
	Kansas - (continued)
8,575,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/53	$8,399,899
2,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.5%, 11/15/38	2,057,020
	Total Kansas	$10,864,355
	Maryland - 0.1%
940,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$998,994
	Total Maryland	$998,994
	Massachusetts - 1.9%
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$796,648
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	2,002,260
2,500,000	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility, 5.125%, 11/15/46 (144A)	2,518,325
3,793,079	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 5.5%, 11/15/46	3,992,974
1,235,770	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/26 (144A)	1,301,575
3,340,294	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/39 (144A)	3,518,164
1,116,746(d)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	208,642
	Total Massachusetts	$14,338,588
	Michigan - 6.7%
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$1,321,550
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,272,950
5,485,000	Flint Michigan International Academy, Public School Academy, 5.75%, 10/1/37	5,290,886
4,070,000	Michigan Public Educational Facilities Authority, David Ellis-West Project, 5.875%, 6/1/37	3,921,282
100,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20	102,351
2,020,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40	2,073,853
7,135,000(f)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 6.75%, 3/1/40	7,637,019
4,000,000(f)	Michigan Strategic Fund, Series B, 6.625%, 11/1/41	4,200,800
4,875,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/34	4,826,542
17,630,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	17,252,365
1,250,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.875%, 6/1/42	1,252,188
	Total Michigan	$49,151,786
	Minnesota - 2.3%
2,000,000	Bloomington Port Authority, Radisson Blu Mall of America LLC, 9.0%, 12/1/35	$2,177,980
3,040,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/38	2,949,408
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/48	945,430
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/53	923,700
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	412,760
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,551,705
1,000,000	City of Paul Minnesota, Housing & Redevelopment Authority, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	998,430
1,400,000	City of Rochester, Math & Science Academy Project, Series A, 5.25%, 9/1/43	1,329,300
6,080,000	City of Rochester, Math & Science Academy Project, Series A, 5.375%, 9/1/50	5,744,262
	Total Minnesota	$17,032,975
	Missouri - 1.4%
5,100,000	Community Memorial Hospital District, Missouri Hospital, 6.68%, 12/1/34	$5,132,232
500,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	504,365
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	1,010,930
1,150,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	1,138,086
2,500,000(b)	Kirkwood Industrial Development Authority, Aberdeen Heights, Series A, 8.25%, 5/15/45	2,714,975
	Total Missouri	$10,500,588
	Nevada - 0.1%
5,000,000(d)	City of Reno, Reno Transportation Rail Access, Series C, 7/1/58 (144A)	$536,350
	Total Nevada	$536,350
	New Jersey - 2.4%
1,255,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.25%, 10/1/38 (144A)	$1,195,488
7,205,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.375%, 10/1/50 (144A)	6,811,823
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	1,210,662
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,483,625
1,250,000	New Jersey Economic Development Authority, University Heights Charitable Schools Project, Series A, 5.75%, 9/1/50 (144A)	1,274,138
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,770,000
	Total New Jersey	$17,745,736
	New Mexico - 1.4%
1,430,000	County of Otero, Mexico Jail Project, 9.0%, 4/1/23	$1,383,682
7,970,000(f)	County of Otero, Mexico Jail Project, 9.0%, 4/1/28	7,437,604
1,750,000	Lower Petroglyphs Public Improvement District, Refunding, 5.0%, 10/1/48	1,725,850
	Total New Mexico	$10,547,136
	New York - 8.9%
525,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/28 (144A)	$543,517
Principal Amount USD ($)		Value
	New York - (continued)
4,150,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/38 (144A)	$4,077,997
10,000,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	2,600,000
8,000,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	2,080,000
1,795,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	466,700
3,000,000	Erie County New York Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/45	2,860,590
6,430,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.0%, 6/1/35	6,119,110
2,935,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	2,771,961
5,000,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogen Partners, 5.75%, 10/1/36	5,047,050
2,620,000	New York Counties Tobacco Trust IV, Settlement Pass Through, Series A, 5.0%, 6/1/45	2,428,085
51,600,000(d)	New York Counties Tobacco Trust V Capital Apprecsub Pass Through S-4A, 6/1/60	1,975,764
15,000,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	15,460,800
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,030,993
8,000,000	TSASC, Inc., 5.0%, 6/1/45	7,658,080
3,000,000	TSASC, Inc., 5.0%, 6/1/48	2,853,600
	Total New York	$65,974,247
	North Dakota - 0.3%
2,000,000	County of Grand Forks, Red River Biorefinery, LLC Project, 5.375%, 9/15/38 (144A)	$1,842,700
	Total North Dakota	$1,842,700
	Ohio - 5.3%
4,425,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$4,133,393
10,215,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	9,666,761
9,285,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	8,913,971
7,340,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	7,257,352
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	698,004
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	5,176,674
2,900,000	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health System, 6.0%, 12/1/42	3,033,545
	Total Ohio	$38,879,700
	Pennsylvania - 8.3%
850,000	Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project, Series A, 5.125%, 4/1/35	$762,578
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	1,002,970
2,335,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,327,948
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	7,878,049
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,222,080
2,005,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series A, 7.5%, 5/1/20	2,131,014
8,445,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	9,014,193
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.5%, 6/1/45	2,237,158
3,145,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	3,210,479
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,553,725
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,292,976
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,535,860
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,033,130
3,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	3,096,900
1,660,000	Philadelphia Authority for Industrial Development, International Education & Community Initiatives, 5.125%, 6/1/38 (144A)	1,622,003
3,500,000	Philadelphia Authority for Industrial Development, International Education & Community Initiatives, 5.25%, 6/1/48 (144A)	3,402,840
3,500,000	Philadelphia Authority for Industrial Development, International Education & Community Initiatives, 5.375%, 6/1/53 (144A)	3,398,465
1,570,000	Philadelphia Authority for Industrial Development, University of The Arts, 5.0%, 3/15/45 (144A)	1,501,344
	Total Pennsylvania	$61,223,712
	Puerto Rico - 1.9%
24,000,000(c)(e)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$13,890,000
	Total Puerto Rico	$13,890,000
	Rhode Island - 0.1%
2,065,000(c)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$371,700
	Total Rhode Island	$371,700
Principal Amount USD ($)		Value
	Tennessee - 0.0%†
5,000	Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43	$4,144
	Total Tennessee	$4,144
	Texas - 6.9%
200,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	$200,112
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	531,515
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	381,007
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,109,790
350,000	City of Celina, 5.375%, 9/1/28	352,954
800,000	City of Celina, 5.5%, 9/1/24	804,384
250,000	City of Celina, 5.5%, 9/1/32	250,907
650,000	City of Celina, 5.875%, 9/1/40	651,398
1,075,000	City of Celina, 6.0%, 9/1/30	1,083,170
2,700,000	City of Celina, 6.25%, 9/1/40	2,717,361
234,442(c)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	2
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,035,000
1,000,000	Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc., 5.0%, 6/15/48	998,220
17,350,000(c)+	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	6,662,400
3,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living Ventana Project, 6.625%, 11/15/37	3,804,920
2,250,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.625%, 11/15/41	1,515,443
5,000,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	3,351,500
120,000(b)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	133,315
6,350,000(b)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44	7,069,646
1,775,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.0%, 11/15/28	1,757,250
500,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/39	490,140
5,400,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/44	5,258,412
1,000,000(c)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	230,000
1,250,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.5%, 7/1/46	1,317,138
1,000,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.75%, 7/1/51	1,062,960
115,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 6.0%, 7/1/26	113,893
1,350,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 7.0%, 7/1/51	1,331,154
	Total Texas	$51,213,991
	Utah - 1.1%
710,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 7.25%, 5/15/21	$743,526
1,985,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.125%, 5/15/31	2,110,154
5,145,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.5%, 5/15/41	5,452,620
	Total Utah	$8,306,300
	Virginia - 4.1%
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	$2,126,418
815,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	810,550
4,675,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,681,872
3,500,000	Peninsula Town Center Community Development Authority, 4.5%, 9/1/45 (144A)	3,425,135
1,250,000	Peninsula Town Center Community Development Authority, 5.0%, 9/1/37 (144A)	1,293,762
2,000,000	Peninsula Town Center Community Development Authority, 5.0%, 9/1/45 (144A)	2,051,120
15,110,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	14,322,014
1,750,000	Tobacco Settlement Financing Corp., Series B-2, 5.2%, 6/1/46	1,719,830
	Total Virginia	$30,430,701
	West Virginia - 2.4%
25,000,000(c)	City of Philippi, Alderson-Broaddus College, Inc., Series A, 7.75%, 10/1/44	$17,400,000
	Total West Virginia	$17,400,000
	Wisconsin - 5.1%
775,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/33	$788,191
3,800,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/48	3,736,084
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	1,687,737
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,970,709
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	4,942,341
500,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	478,195
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	1,877,040
2,450,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,248,512
2,000,000	Public Finance Authority, Proton Treatment, Series A-1, 6.375%, 1/1/48 (144A)	2,029,040
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	466,005
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,329,875
Principal Amount USD ($)		Value
	Wisconsin - (continued)
8,615,000(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	$6,779,402
1,245,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 5.125%, 10/1/45	1,246,830
2,815,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 6.2%, 10/1/42	2,942,998
	Total Wisconsin	$37,522,959
	TOTAL MUNICIPAL BONDS
	(Cost $731,351,295)	$712,384,887
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.6%
	(Cost $745,672,295) (g)	$726,705,887
	OTHER ASSETS AND LIABILITIES - 1.4%	$10,522,705
	NET ASSETS - 100.0%	$737,228,592

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2018, the value of these securities amounted to $122,602,480, or 16.6% of net assets.

AGM	Assured Guarantee Corp
†	Amount rounds to less than 0.1%.
+	Securities that used significant unobservable inputs to determine their value.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security is in default.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Represents a General Obligation Bond.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2018.
(g)	The concentration of investments by type of obligation/market sector is as follows:

Revenue Bonds:
Special Revenues	27.7%
Education	19.9%
Health	17.9%
Housing	10.2%
Various Revenues	7.4%
General Obligation	5.7%
Escrowed	5.2%
Pollution Control Revenue	4.0%
Transportation	1.6%
Insured	0.2%
Water & Sewer	0.2%
Power	0.0%†
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Debtor in Possession Financing	$–	$14,321,000	$–	$14,321,000
Municipal Bonds	–	705,722,487	6,662,400	712,384,887
Total Investments in Securities	$–	$720,043,487	$6,662,400	$726,705,887

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Municipal Bonds
Balance as of 8/31/18	$ 6,662,400
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(360)
Accrued discounts/premiums	360
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 11/30/18	$ 6,662,400

*	Transfers are calculated on the beginning of period values. During the three months ended November 30, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2018: $(360).

Pioneer Corporate High Yield Fund

(Formerly Pioneer U.S. Corporate High Yield Fund)*

NQ | November 30, 2018

Ticker Symbols: Class A HYCAX Class C HYCCX Class Y HYCYX

* Effective February 1, 2018, the Fund was renamed Pioneer Corporate High Yield Fund

Shares		Value
	UNAFFILIATED ISSUERS - 99.0%
	CONVERTIBLE PREFERRED STOCKS - 1.3% of Net Assets
	Banks - 1.3%
116(a)	Bank of America Corp., 7.25%	$148,480
75(a)	Wells Fargo & Co., 7.5%	94,781
	Total Banks	$243,261
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $245,344)	$243,261
Principal Amount USD ($)		Value
	CONVERTIBLE CORPORATE BONDS - 1.5% of Net Assets
	Biotechnology - 0.3%
68,000	Insmed, Inc., 1.75%, 1/15/25	$54,297
	Total Biotechnology	$54,297
	Healthcare-Products - 0.5%
98,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	$101,331
	Total Healthcare-Products	$101,331
	Media - 0.4%
96,000	DISH Network Corp., 2.375%, 3/15/24	$79,795
	Total Media	$79,795
	Oil & Gas - 0.3%
50,000	SM Energy Co., 1.5%, 7/1/21	$48,695
	Total Oil & Gas	$48,695
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $304,047)	$284,118
	CORPORATE BONDS - 88.2% of Net Assets
	Advertising - 0.7%
153,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$130,050
	Total Advertising	$130,050
	Aerospace & Defense - 0.5%
95,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	$97,850
	Total Aerospace & Defense	$97,850
	Auto Parts & Equipment - 1.5%
204,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$185,130
119,000	Titan International, Inc., 6.5%, 11/30/23	109,778
	Total Auto Parts & Equipment	$294,908
	Banks - 4.0%
200,000(a)(b)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$186,176
95,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	84,312
90,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	79,875
196,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	186,690
227,000(a)(b)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	233,810
	Total Banks	$770,863
	Building Materials - 1.9%
105,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$95,287
190,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	175,038
99,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	94,050
	Total Building Materials	$364,375
	Chemicals - 4.9%
185,000	Chemours Co., 7.0%, 5/15/25	$187,312
100,000	GCP Applied Technologies, Inc., 5.5%, 4/15/26 (144A)	95,750
64,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	59,040
140,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	126,000
208,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	193,440
200,000	OCI NV, 6.625%, 4/15/23 (144A)	203,000
100,000	Olin Corp., 5.0%, 2/1/30	89,000
	Total Chemicals	$953,542
	Coal - 0.5%
96,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$94,320
	Total Coal	$94,320
	Commercial Services - 3.9%
167,000	Brink's Co., 4.625%, 10/15/27 (144A)	$153,640
195,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	181,838
50,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	49,437
49,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	44,712
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	159,000
75,000	United Rentals North America, Inc., 6.5%, 12/15/26	75,281
96,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	92,400
	Total Commercial Services	$756,308
	Distribution & Wholesale - 0.2%
32,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	$29,840
	Total Distribution & Wholesale	$29,840
	Diversified Financial Services - 3.0%
192,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$194,400
45,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	46,348
17,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	17,170
150,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	149,812
Principal Amount USD ($)		Value
	Diversified Financial Services - (continued)
185,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	$183,613
	Total Diversified Financial Services	$591,343
	Electric - 3.7%
216,000	Calpine Corp., 5.75%, 1/15/25	$198,720
60,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	57,750
95,000	NRG Energy, Inc., 6.25%, 5/1/24	97,138
159,000	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	170,130
140,000	Talen Energy Supply LLC, 4.6%, 12/15/21	127,750
60,000	Vistra Operations Co. LLC, 5.5%, 9/1/26 (144A)	59,025
	Total Electric	$710,513
	Electronics - 0.3%
60,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$55,838
	Total Electronics	$55,838
	Energy-Alternate Sources - 0.2%
50,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	$47,500
	Total Energy-Alternate Sources	$47,500
	Engineering & Construction - 1.2%
135,000	Engility Corp., 8.875%, 9/1/24	$145,631
100,000	MasTec, Inc., 4.875%, 3/15/23	96,875
	Total Engineering & Construction	$242,506
	Entertainment - 1.6%
97,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	$94,575
23,000	Eldorado Resorts, Inc., 6.0%, 9/15/26 (144A)	22,253
70,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	66,850
132,000	Scientific Games International, Inc., 10.0%, 12/1/22	136,772
	Total Entertainment	$320,450
	Environmental Control - 2.7%
100,000	Covanta Holding Corp., 6.0%, 1/1/27	$93,000
207,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	189,405
142,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	139,160
100,000	Waste Pro USA, Inc., 5.5%, 2/15/26 (144A)	92,000
	Total Environmental Control	$513,565
	Food - 1.0%
148,000	Ingles Markets, Inc., 5.75%, 6/15/23	$146,890
52,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	49,270
	Total Food	$196,160
	Forest Products & Paper - 0.5%
95,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$93,338
	Total Forest Products & Paper	$93,338
	Healthcare-Products - 0.1%
28,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	$28,000
	Total Healthcare-Products	$28,000
	Healthcare-Services - 2.7%
115,000	Centene Corp., 5.375%, 6/1/26 (144A)	$115,719
55,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	51,012
150,000	HCA, Inc., 5.375%, 2/1/25	150,938
114,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	118,916
98,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	97,142
	Total Healthcare-Services	$533,727
	Home Builders - 4.9%
190,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$167,200
179,000	KB Home, 7.625%, 5/15/23	186,160
288,000	Lennar Corp., 4.75%, 11/15/22	285,955
30,000	Meritage Homes Corp., 6.0%, 6/1/25	29,100
189,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	184,984
100,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	89,620
	Total Home Builders	$943,019
	Home Furnishings - 0.9%
194,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$182,845
	Total Home Furnishings	$182,845
	Iron & Steel - 1.1%
62,000	Commercial Metals Co., 4.875%, 5/15/23	$59,365
100,000	Commercial Metals Co., 5.375%, 7/15/27	91,250
20,000	Commercial Metals Co., 5.75%, 4/15/26 (144A)	19,050
51,000	United States Steel Corp., 6.25%, 3/15/26	46,633
	Total Iron & Steel	$216,298
	Leisure Time - 1.1%
75,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$80,438
96,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	95,040
50,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	46,250
	Total Leisure Time	$221,728
	Machinery-Diversified - 0.2%
45,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$47,939
	Total Machinery-Diversified	$47,939
Principal Amount USD ($)		Value
	Media - 6.6%
200,000	Altice Financing SA, 7.5%, 5/15/26 (144A)	$188,000
200,000	Altice France SA, 7.375%, 5/1/26 (144A)	192,000
194,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	188,180
200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	191,810
20,000	Gray Escrow, Inc., 7.0%, 5/15/27 (144A)	20,302
125,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	119,688
100,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	95,125
100,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	97,230
196,000	Videotron, Ltd., 5.125%, 4/15/27 (144A)	185,710
	Total Media	$1,278,045
	Metal Fabricate & Hardware - 0.5%
100,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$93,250
	Total Metal Fabricate & Hardware	$93,250
	Mining - 2.4%
200,000	Century Aluminum Co., 7.5%, 6/1/21 (144A)	$200,000
100,000	Coeur Mining, Inc., 5.875%, 6/1/24	92,000
100,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	85,750
98,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	98,123
	Total Mining	$475,873
	Miscellaneous Manufacturers - 1.6%
193,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$184,315
120,000	EnPro Industries, Inc., 5.75%, 10/15/26 (144A)	117,600
	Total Miscellaneous Manufacturers	$301,915
	Oil & Gas - 10.3%
101,000	Antero Resources Corp., 5.0%, 3/1/25	$95,950
110,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	98,587
45,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	42,525
122,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	112,240
50,000	Halcon Resources Corp., 6.75%, 2/15/25	38,375
75,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	72,750
82,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	76,260
70,000	Jagged Peak Energy LLC, 5.875%, 5/1/26 (144A)	67,025
200,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	188,000
142,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	140,225
150,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	142,500
202,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	202,000
90,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	84,375
143,000	Resolute Energy Corp., 8.5%, 5/1/20	144,144
50,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	42,750
144,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	135,000
80,000	SM Energy Co., 6.125%, 11/15/22	78,600
21,000	SRC Energy, Inc., 6.25%, 12/1/25	18,375
65,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	60,125
160,000	Whiting Petroleum Corp., 6.25%, 4/1/23	157,216
	Total Oil & Gas	$1,997,022
	Oil & Gas Services - 2.1%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 4/1/21	$196,000
194,000	FTS International, Inc., 6.25%, 5/1/22	182,360
30,000	Weatherford International LLC, 9.875%, 3/1/25 (144A)	19,875
	Total Oil & Gas Services	$398,235
	Packaging & Containers - 1.2%
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$133,750
100,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	90,000
	Total Packaging & Containers	$223,750
	Pharmaceuticals - 4.0%
100,000	BioScrip, Inc., 8.875%, 2/15/21	$94,500
100,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	89,000
200,000	Horizon Pharma, Inc., 6.625%, 5/1/23	198,500
70,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	68,775
331,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	322,311
	Total Pharmaceuticals	$773,086
	Pipelines - 4.9%
33,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$31,927
95,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	97,850
95,000	Cheniere Energy Partners LP, 5.625%, 10/1/26 (144A)	92,387
101,000	DCP Midstream Operating LP, 3.875%, 3/15/23	96,707
20,000	DCP Midstream Operating LP, 5.375%, 7/15/25	20,025
136,000	Energy Transfer Equity LP, 5.875%, 1/15/24	140,068
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	90,500
100,000	NGPL PipeCo LLC, 4.375%, 8/15/22 (144A)	98,500
200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	200,000
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	92,421
	Total Pipelines	$960,385
	REITS - 1.5%
200,000	CyrusOne LP/CyrusOne Finance Corp., 5.0%, 3/15/24	$198,500
Principal Amount USD ($)		Value
	REITS - (continued)
100,000	Iron Mountain, Inc., 5.75%, 8/15/24	$95,250
	Total REITS	$293,750
	Retail - 0.7%
93,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$93,000
56,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	42,700
	Total Retail	$135,700
	Software - 1.0%
146,000	First Data Corp., 5.0%, 1/15/24 (144A)	$143,985
59,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	49,855
	Total Software	$193,840
	Telecommunications - 7.6%
100,000	CenturyLink, Inc., 6.45%, 6/15/21	$102,250
138,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	127,829
100,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	90,757
75,000	Frontier Communications Corp., 11.0%, 9/15/25	52,875
150,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	139,875
150,000	Level 3 Financing, Inc., 5.375%, 5/1/25	146,062
195,000	Plantronics, Inc., 5.5%, 5/31/23 (144A)	188,663
185,000	Sprint Corp., 7.125%, 6/15/24	187,775
192,000	Sprint Corp., 7.25%, 9/15/21	200,160
50,000	Sprint Corp., 7.625%, 3/1/26	51,250
100,000	T-Mobile USA, Inc., 4.75%, 2/1/28	92,605
40,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	37,000
132,000	Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24 (144A)	63,360
	Total Telecommunications	$1,480,461
	Trucking & Leasing - 0.5%
99,000	DAE Funding LLC, 5.0%, 8/1/24 (144A)	$93,308
	Total Trucking & Leasing	$93,308
	TOTAL CORPORATE BONDS
	(Cost $18,014,695)	$17,135,445
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.2% of Net Assets*(c)
	Broadcasting & Entertainment - 0.1%
20,176	Hubbard Radio LLC, Term Loan, 5.35% (LIBOR + 300 bps), 3/28/25	$20,126
	Total Broadcasting & Entertainment	$20,126
	Diversified & Conglomerate Service - 0.6%
117,628	Filtration Group Corp., Initial Dollar Term Loan, 5.345% (LIBOR + 300 bps), 3/29/25	$117,021
	Total Diversified & Conglomerate Service	$117,021
	Healthcare, Education & Childcare - 0.4%
92,040(d)	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 11/16/25	$90,544
	Total Healthcare, Education & Childcare	$90,544
	Leisure & Entertainment - 0.9%
172,453	CBS Radio, Inc., Additional Term B-1 Loan, 5.065% (LIBOR + 275 bps), 11/18/24	$170,729
	Total Leisure & Entertainment	$170,729
	Metals & Mining - 0.3%
54,863	Aleris International, Inc., Initial Term Loan, 7.245% (LIBOR + 475 bps), 2/27/23	$55,274
	Total Metals & Mining	$55,274
	Oil & Gas - 0.5%
95,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.095% (LIBOR + 675 bps), 10/29/25	$95,713
	Total Oil & Gas	$95,713
	Personal, Food & Miscellaneous Services - 0.4%
98,679	Revlon Consumer Products Corp., Initial Term B Loan, 6.206% (LIBOR + 350 bps), 9/7/23	$73,053
	Total Personal, Food & Miscellaneous Services	$73,053
	Printing & Publishing - 0.5%
98,620	Learfield Communications LLC, First Lien Initial Term Loan, 5.6% (LIBOR + 325 bps), 12/1/23	$98,374
	Total Printing & Publishing	$98,374
	Retail - 0.4%
98,961	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 5.568% (LIBOR + 325 bps), 10/25/20	$86,202
	Total Retail	$86,202
	Utilities - 0.1%
20,199	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.636% (LIBOR + 425 bps), 6/27/22	$20,048
	Total Utilities	$20,048
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $850,584)	$827,084
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.8% of Net Assets
100,000(e)	U.S. Treasury Bills, 12/6/18	$99,982
100,000(e)	U.S. Treasury Bills, 12/11/18	99,952
345,000(e)	U.S. Treasury Bills, 12/18/18	344,688
195,000(e)	U.S. Treasury Bills, 12/26/18	194,717
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $739,249)	$739,339
Principal Amount USD ($)		Value
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.0%
	(Cost $20,153,919)	$19,229,247
	OTHER ASSETS AND LIABILITIES - 1.0%	$194,214
	NET ASSETS - 100.0%	$19,423,461

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2018, the value of these securities amounted to $9,513,311, or 49.0% of net assets.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2018

(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2018.
(c)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2018.
(d)	This term loan will settle after November 30, 2018, at which time the interest rate will be determined.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$243,261	$–	$–	$243,261
Convertible Corporate Bonds	–	284,118	–	284,118
Corporate Bonds	–	17,135,445	–	17,135,445
Senior Secured Floating Rate Loan Interests	–	827,084	–	827,084
U.S. Government and Agency Obligations	–	739,339	–	739,339
Total Investments in Securities	$243,261	$18,985,986	$–	$19,229,247

During the three months ended November 30, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 28, 2019

* Print the name and title of each signing officer under his or her signature.